Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid expenses and other current assets details [Abstract]
available for sale financial assets	$ 271,952,000	$ 168,062,000
insurance recoveries	220,000,000	0
Prepaid Taxes	131,396,000	238,317,000
Cost report receivable from Medicare and Medicaid	109,311,000	137,543,000
other taxes receivable	69,684,000	80,163,000
Other deferred charges	63,210,000	58,315,000
Leases receivable	53,117,000	55,503,000
Prepaid Rent	51,651,000	53,015,000
Rebate Receivable	48,625,000	85,548,000
Payments on account	37,016,000	30,680,000
Derivative Instruments and Hedges, Assets	27,021,000	28,241,000
Prepaid insurance	21,848,000	21,290,000
Amounts due from managed locations	20,468,000	34,054,000
Prepaid deposit	15,276,000	19,447,000
Other prepayments current	234,140,000	316,391,000
Total prepaid expenses and other current assets	$ 1,374,715,000	$ 1,326,569,000